Subsequent Events (Details)																						1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 10, 2026 USD ($) $ / shares shares	Jul. 24, 2026 USD ($) shares	Jul. 15, 2026 USD ($) shares	Jul. 15, 2026 shares	Jul. 14, 2026 shares	Mar. 09, 2026 shares	Feb. 13, 2026 USD ($)	Jan. 29, 2026 USD ($)	Jan. 16, 2026 USD ($) $ / shares	Jan. 05, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Nov. 24, 2025 shares	Nov. 18, 2025 USD ($) shares	Oct. 01, 2025 USD ($)	Jun. 23, 2025 shares	Feb. 07, 2025 shares	Dec. 30, 2024 USD ($)	Nov. 26, 2024 shares	May 31, 2024 USD ($)	Feb. 05, 2016 shares	Feb. 05, 2016 shares	Aug. 13, 2026 shares	Feb. 28, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Days $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2026 USD ($)	Aug. 09, 2026 $ / shares	Jul. 09, 2026 shares	Dec. 30, 2025 shares	Dec. 26, 2025	Nov. 03, 2025	Oct. 21, 2025	Sep. 25, 2025 shares	Sep. 16, 2025	Sep. 09, 2025	Jul. 01, 2025 USD ($)	Jun. 04, 2025	Nov. 22, 2024 $ / shares	Aug. 20, 2024	Jun. 13, 2024	Apr. 02, 2024 $ / shares
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares																								427,768
Proceeds from issuance of common stock																							$ 276,140			$ 278,138
Number outstanding (in Shares) | shares																								1,853,371	1,853,371		569,922					569,922				466,162
Market price (in Dollars per share) | $ / shares																								$ 5.25	$ 5.25
Note issued														$ 43,758
Maturity date																	Mar. 31, 2025
Principal amount																																							$ 86,130
Issuance term																																		5 years	5 years					5 years			5 years
Net cash proceeds																									$ 164,500	153,054
Common stock, per share (in Dollars per share) | $ / shares																								$ 0.001	$ 0.001		$ 0.001														$ 0.001			$ 0.001
Price per share (in Dollars per share) | $ / shares																											$ 11.4
Trading days | Days																											10
Warrants Granted, Exercise Price (in Dollars per share) | $ / shares																											$ 10
Paid principal amount																	$ 117,615											$ 38,511
Shares of common stock (in Shares) | shares													10,361
Fair value													$ 103,610
Settlement and lease payment																											$ 13,000
Shares issued (in Shares) | shares															100	92		1,992
Percentage of issued and outstanding common stock						19.98%
Total purchase price																											11,554,827
Consideration received on transaction																											$ 11,676,828
Cash paid							$ 631,827
Percentage of accruing on overdue amounts																											4.00%
Effective interest rate																											20.00%															10.00%
Percentage of market rate																											10.00%
Fair value amount																											$ 4,787,469
Preferred stock receivable in consideration for disposal of business																									$ 5,614,086
Non-cash consideration measured amount																											239,446
Assumed liabilities																											186,446
Purchase agreement amount																											53,000
Payable amount of promissory notes																											$ 418,434
Forecast [Member]
Subsequent Event [Line Items]
Shares issued (in Shares) | shares						800,200
Percentage of outstanding common stock						80.02%
Cash payments																													$ 5,000,000
Board of Directors [Member]
Subsequent Event [Line Items]
Reverse stock split													1-for-20
Warrant [Member]
Subsequent Event [Line Items]
Number outstanding (in Shares) | shares																											2,401,378
Net cash proceeds																			$ 177,560
Subsequent Event [Member]
Subsequent Event [Line Items]
New shares issued upon conversion of stock (in Shares) | shares																						1,841,979
Market price (in Dollars per share) | $ / shares	$ 1.7
Consulting agreement term																															2 months
Common stock authorized for issuance (in Shares) | shares																															115,000
Holding period																															6 months
Maturity date							Jan. 05, 2027
Net cash proceeds									$ 300,000
Common stock, per share (in Dollars per share) | $ / shares									$ 10
Price per share (in Dollars per share) | $ / shares									$ 10		$ 0.55
Restricted common stock (in Shares) | shares											36,634
Other payable											$ 20,000
Stock option granted											$ 1,188,500
Exercise prices ranging, minimum (in Dollars per share) | $ / shares											$ 8
Exercise prices ranging, maximum (in Dollars per share) | $ / shares											$ 12
Options issued (in Shares) | shares											6,000
Cash consideration							$ 1,035,827
Advance received							259,000
Amount received							145,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Aggregate exercisable									$ 595,938
Issuance term									5 years
Warrant coverage percentage									100.00%																		9.99%
Acquisition of Flewber Global Inc [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants Granted, Exercise Price (in Dollars per share) | $ / shares									$ 10
Options
Subsequent Event [Line Items]
Compensation cost not yet recognized																								$ 61,854	$ 61,854
Installment [Member]
Subsequent Event [Line Items]
Settlement and lease payment																											$ 6,500
Initial Sale Of Stock To Investors At Aggregate Purchase Price | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares		4,217
Shares aggregate cash purchase price		$ 2,989,266
Transfer Of Stock To Investors In Full Satisfaction, Extinguishment and Discharge Of Obligation | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares		875
Conversion of stock, amount converted		$ 875,000
Ponderosa Air, LLC [Member]
Subsequent Event [Line Items]
Ownership rate						100.00%																					100.00%
Fly Flyte, Inc. [Member]
Subsequent Event [Line Items]
Ownership rate						100.00%									10.00%																						10.00%
Percentage of issued and outstanding common stock																																						19.98%
Promissory Note [Member]
Subsequent Event [Line Items]
Effective interest rate																											18.00%
Payable amount of promissory notes																											$ 361,143
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Note issued							$ 145,000	$ 125,000		$ 9,963
Original issue discount rate							8.30%	20.00%
Maturity date							Mar. 09, 2026	Jul. 29, 2026
Flat interest fee								20.00%
Bearing interest							12.00%
Senior Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Original issue discount rate									20.00%
Debt, Weighted Average Interest Rate									20.00%
Trading days									10
Senior Convertible Note [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Principal amount									$ 375,000
May 31, 2024 Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Paid principal amount											$ 46,899
VTAK [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																											$ 1.41
Stock Options 2026 Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Number outstanding (in Shares) | shares	1,283,500
Options exercise price (in Dollars per share) | $ / shares	$ 1.83
Stock Options 2026 Plan | Options | Subsequent Event [Member]
Subsequent Event [Line Items]
Options exercise price (in Dollars per share) | $ / shares	$ 1.83
Additional awards authorized for issuance (in Shares) | shares	546,250
Issuance of shares (in Shares) | shares	200,400
Compensation cost not yet recognized	$ 929,000
Holders Of Price-Protected Warrants | Subsequent Event [Member]
Subsequent Event [Line Items]
New shares issued upon conversion of stock (in Shares) | shares																						442,258
Holders Of Price-Protected Warrants | Subsequent Event [Member] | Price-Protected Warrants
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares																						442,258
Holders Of Alternate Cashless Exercise Warrants | Subsequent Event [Member] | Price-Protected Warrants
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares																						83,033
Certain Officers And Employees | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares				44,009	44,009
New shares issued upon conversion of stock (in Shares) | shares			456,240
Warrants cancelled (in Shares) | shares			114,060
Proceeds from issuance of common stock			$ 0
Minimum | Fly Flyte, Inc. [Member]
Subsequent Event [Line Items]
Ownership rate																																	20.00%
Minimum | Stock Options 2026 Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Options exercise price (in Dollars per share) | $ / shares																														$ 6
Maximum [Member] | Fly Flyte, Inc. [Member]
Subsequent Event [Line Items]
Ownership rate																																	41.73%
Maximum [Member] | Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Bearing interest							18.00%
Maximum [Member] | Stock Options 2026 Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Options exercise price (in Dollars per share) | $ / shares																														$ 12
Series G Preferred Stock [Member]
Subsequent Event [Line Items]
Price per share (in Dollars per share) | $ / shares																											$ 10
Warrant coverage percentage																											100.00%
Series G Preferred Stock [Member] | Holders of Price-Protected Preferred Stock | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares																						5,385
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
New shares issued upon conversion of stock (in Shares) | shares												200
Shares issued (in Shares) | shares																				33,415	33,415
Series A Preferred Stock [Member] | Holders of Price-Protected Preferred Stock | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares																						887
Series I Preferred Stock
Subsequent Event [Line Items]
Warrants Granted, Exercise Price (in Dollars per share) | $ / shares																								$ 20	$ 20
Series I Preferred Stock | Holders of Price-Protected Preferred Stock | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares																						14,812
New shares issued upon conversion of stock (in Shares) | shares																						614,890
Series I Preferred Stock | Holders Of Alternate Cashless Exercise Warrants | Subsequent Event [Member]
Subsequent Event [Line Items]
New shares issued upon conversion of stock (in Shares) | shares																						284,582
Series H Preferred Stock | Certain Officers And Employees | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares				2,262	2,262
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock value																											$ 5,778,000
Series D Preferred Stock [Member] | Initial Sale Of Stock To Investors At Aggregate Purchase Price | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of stock, amount converted		$ 4,217,000
Series D Preferred Stock [Member] | Investor One | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares		5,092
Series D Preferred Stock [Member] | Investor Two | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares		5,778
Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock receivable in consideration for disposal of business																											$ 5,614,086
Series D Convertible Preferred Stock [Member] | Forecast [Member]
Subsequent Event [Line Items]
Floor price (in Dollars per share) | $ / shares																											$ 0.35
Series D Convertible Preferred Stock [Member] | VTAK [Member]
Subsequent Event [Line Items]
Issue of shares (in Shares) | shares																											5,778